Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Real Estate Assets [Abstract]
Land	$ 96,894	$ 87,888
Buildings and improvements	893,741	774,022
Construction in progress and other	6,730	291
Intangible lease assets	35,004	24,097
Mortgage loans	165,000	200,164
Real estate held for sale		89,973
Gross investment in real estate assets	1,197,369	1,176,435
Accumulated depreciation	(68,662)	(47,965)
Accumulated amortization	(7,432)	(5,133)
Net investment in real estate assets	1,121,275	1,123,337
Cash and cash equivalents	98,408	15,307
Interest and rent receivables	26,176	19,845
Straight-line rent receivables	28,912	27,539
Other loans	50,985	110,842
Other assets	23,058	13,028
Total Assets	1,348,814	1,309,898
Liabilities
Debt, net	369,970	576,678
Accounts payable and accrued expenses	35,974	29,247
Deferred revenue	23,137	15,350
Lease deposits and other obligations to tenants	20,157	17,048
Total liabilities	449,238	638,323
Commitments and Contingencies
Equity
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 150,000 shares; issued and outstanding -110,225 shares at December 31, 2010 and 78,725 shares at December 31, 2009	110	79
Additional paid-in capital	1,051,785	759,721
Distributions in excess of net income	(148,530)	(88,093)
Accumulated other comprehensive loss	(3,641)
Treasury shares, at cost	(262)	(262)
Total Medical Properties Trust, Inc. stockholders' equity	899,462	671,445
Non-controlling interests	114	130
Total Equity	899,576	671,575
Total Liabilities and Equity	1,348,814	1,309,898
Common Units [Member]
Equity
Total Medical Properties Trust, Inc. stockholders' equity	110	79
MPT Operating Partnership, L.P. [Member]
Real Estate Assets [Abstract]
Land	96,894	87,888
Buildings and improvements	893,741	774,022
Construction in progress and other	6,730	291
Intangible lease assets	35,004	24,097
Mortgage loans	165,000	200,164
Real estate held for sale		89,973
Gross investment in real estate assets	1,197,369	1,176,435
Accumulated depreciation	(68,662)	(47,965)
Accumulated amortization	(7,432)	(5,133)
Net investment in real estate assets	1,121,275	1,123,337
Cash and cash equivalents	98,408	15,307
Interest and rent receivables	26,176	19,845
Straight-line rent receivables	28,912	27,539
Other loans	50,985	110,842
Other assets	23,058	13,028
Total Assets	1,348,814	1,309,898
Liabilities
Debt, net	369,970	576,678
Accounts payable and accrued expenses	13,658	13,208
Deferred revenue	23,137	15,350
Payable due to Medical Properties Trust, Inc.	21,943	15,742
Lease deposits and other obligations to tenants	20,157	17,048
Total liabilities	448,865	638,026
Commitments and Contingencies
Equity
General Partner - issued and outstanding - 1,102 units at December 31, 2010 and 787 units at December 31, 2009	9,035	6,717
Accumulated other comprehensive loss	(3,641)
Total Medical Properties Trust, Inc. stockholders' equity		671,872
Total MPT Operating Partnership capital	899,835	671,742
Non-controlling interests	114	130
Total capital	899,949	671,872
Total Liabilities and Equity	1,348,814	1,309,898
MPT Operating Partnership, L.P. [Member] | Common Units [Member]
Equity
Limited Partners Capital	894,441	664,952
Total Medical Properties Trust, Inc. stockholders' equity	894,441	664,952
MPT Operating Partnership, L.P. [Member] | LTIP Units [Member]
Equity
Limited Partners Capital		$ 73